UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -------------------
Check here if Amendment [  ]; Amendment Number:
                                                -------
This Amendment (Check only one.):               [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      3G Capital Partners Ltd
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Address:   c/o 3G Capital Inc.
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           800 Third Avenue, 31st Floor
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           New York, NY 10022
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Form 13F File Number: 028-12896
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bernardo Piquet
        ------------------------------
Title:  Director
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Phone:  (212) 893-6727
        ------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Bernardo Piquet               New York, New York             May 16, 2011
---------------------------  ------------------------------     ---------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:        $550,063
                                            -----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- -----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- --------  ----------------------
AMDOCS LTD                   ORD              G02602103   37,218  1,290,047 SH       SOLE              1,290,047
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    1,642     86,000 SH       SOLE                 86,000
CITIGROUP INC                COM              172967101   52,932 11,975,606 SH       SOLE             11,975,606
CITIGROUP INC                COM              172967101   48,620 11,000,000 SH  CALL SOLE             11,000,000
COCA COLA ENTERPRISES INC NE COM              19122T109   48,054  1,760,231 SH       SOLE              1,760,231
DIRECTV                      COM CL A         25490A101    3,416     73,000 SH       SOLE                 73,000
FAMILY DLR STORES INC        COM              307000109    1,947     37,934 SH       SOLE                 37,934
FAMILY DLR STORES INC        COM              307000109   38,490    750,000 SH  CALL SOLE                750,000
HEWLETT PACKARD CO           COM              428236103   43,817  1,069,488 SH       SOLE              1,069,488
ISHARES INC                  MSCI BRAZIL      464286400   13,177    170,000 SH  PUT  SOLE                170,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106  117,991  4,906,090 SH       SOLE              4,906,090
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106    3,848    160,000 SH  PUT  SOLE                160,000
MICROSOFT CORP               COM              594918104    7,038    277,198 SH       SOLE                277,198
SPDR S&P 500 ETF TR          TR UNIT          78462F103  125,695    948,000 SH  PUT  SOLE                948,000
TYCO INTERNATIONAL LTD       SHS              H89128104    6,178    138,004 SH       SOLE                138,004
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